Organization and Formation (Details) - Schedule of Operating Subsidiaries	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PCG_HoldCo GmbH [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	6 July 2018	July 2018
ALTN Ownership	Germany	Germany
Country of Operation	Altam Inc.	100% (via Altam)
PCG_GP UG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	General Partner (Management Company)	General Partner (Management Company)
Date Acquired / Established	30 August 2018	August 2018
ALTN Ownership	Germany	Germany
Country of Operation	PCG_HoldCo GmbH	100% (via PCG_HoldCo )
PSM 20 GmbH & Co KG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		November 2018
ALTN Ownership		Germany
Country of Operation		100% (via PCG_HoldCo)
PSM 40 GmbH & Co KG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		December 2018
ALTN Ownership		Germany
Country of Operation		100% (via PCG_HoldCo)
GRT 1.1 GmbH & Co KG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	21 December 2018	December 2018
ALTN Ownership	Germany	Germany
Country of Operation	PCG_HoldCo GmbH	100% (via PCG_HoldCo)
GRK 17.2 GmbH & Co KG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		November 2018 (Dissolved)
ALTN Ownership		Germany
Country of Operation		100% (via PCG_HoldCo)
ALTN HoldCo UG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	14 December 2018	December 2018
ALTN Ownership	Germany	Germany
Country of Operation	PCG_HoldCo GmbH	100% (via PCG HoldCo)
Solis Bond Company DAC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 October 2020	October, 2020
ALTN Ownership	Ireland	Ireland
Country of Operation	AEG JD 03 Limited	100% (via AEG)
Altnua Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Services Company	Services Company
Date Acquired / Established	11 August 2021	August 2021
ALTN Ownership	Ireland	Ireland
Country of Operation	AEG MH 02 Limited	100% (via AEG MH 02 Limited as of 15 June 2022)
GHFG Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	14 September 2021	September 2021
ALTN Ownership	Ireland	Ireland
Country of Operation	Alternus Energy Group plc	55% (via AEG)
AEG JD 01 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Junior Debt Holding Company
Date Acquired / Established	16 March 2022	March 2022
ALTN Ownership	Ireland	Ireland
Country of Operation	AEG MH 03 Limited	100% (via AEG MH 03 Limited)
AEG JD 03 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Junior Debt Holding Company
Date Acquired / Established	21 March 2022	March 2022
ALTN Ownership	Ireland	Ireland
Country of Operation	Alternus Lux 01 S.a.r.l.	100% (via Alternus LUX 01 S.a.r.l. as of 8 December 2022)
AEG MH 01 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	March 2022
ALTN Ownership	Ireland	Ireland
Country of Operation	Alternus Lux 01 S.a.r.l.	100% (via Alternus LUX 01 S.a.r.l)
AEG MH 02 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	March 2022
ALTN Ownership	Ireland	Ireland
Country of Operation	AEG JD 03 Limited	100% (via Alternus LUX 01 S.a.r.l)
AEG MH 03 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 June 2022	June 2022
ALTN Ownership	Ireland	Ireland
Country of Operation	AEG MH 01 Limited	100% (via AEG MH 01 Limited)
AEG JD 02 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	30 September 2021	September 2021
ALTN Ownership	Ireland	Ireland
Country of Operation	Alternus Energy Group plc	100% (via AEG)
Alternus Fundco Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Funding Company	Funding Company
Date Acquired / Established	7 December 2022	December 2022
ALTN Ownership	Ireland	Ireland
Country of Operation	Alternus Energy Group plc	100% (via AEG)
PC-Italia-01 S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Sub-Holding SPV	Sub-Holding
Date Acquired / Established	15 May 2015	May 2015
ALTN Ownership	Italy	Italy
Country of Operation	AEG MH 02 Limited	100% (via AE Europe)
PC-Italia-02 S.p.A. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	2 September 2016	September 2016
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Sant’Angelo Energia S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	19 May 2021	May 2021
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
CIC Rooftop 2 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 April 2019	April 24, 2019
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
CIC RT Treviso S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 April 2019	April 24, 2019
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
SPV White One S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 April 2019	April 24, 2019
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
CTS Power 2 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 April 2019	April 30, 2019
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
PC-Italia-03 S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		July 2020
ALTN Ownership		Italy
Country of Operation		100% (via AEG)
PC-Italia-04 S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	15 July 2020	July 2020
ALTN Ownership	Italy	Italy
Country of Operation	AEG MH 02 Limited	100% (via AEG)
KKSOL S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	February 2021	February 2021
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Petriolo Fotovoltaica S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	March 2021	March 2021
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Solarpark Serre 1 S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	March 2021	March 2021
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
BIMA S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		March 2021
ALTN Ownership		Italy
Country of Operation		100% (via Solis)
MABI S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	June 2021	June 2021
ALTN Ownership	Italy	Italy
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Risore Solari I S.R.L [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		September 2019
ALTN Ownership		Italy
Country of Operation		100% (via PC03)
Risore Solari III S.R.L [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		August 2021
ALTN Ownership		Italy
Country of Operation		100% (via PC03)
AED Italia – 01 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		October 2021
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
AED Italia – 02 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		October 2021
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
AED Italia – 03 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		October 2021
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
AED Italia – 04 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		October 2021
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
AED Italia – 05 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		October 2021
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
AED Italia – 06 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		August 2022
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
AED Italia – 07 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		August 2022
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
AED Italia – 08 S.r. l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		August 2022
ALTN Ownership		Italy
Country of Operation		100% (via AECHL)
Uper Energy Italia S.R.L [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	27 June 2022	June 2022
ALTN Ownership	Italy	Italy
Country of Operation	Uper Energy Europe B.V.	100% (via Uper Energy Europe B.V.)
AE Europe B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	18 August 2016	August 2016
ALTN Ownership	Netherlands	Netherlands
Country of Operation	Altam Inc.	100% (via Altam)
AEN 01 B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		June 13, 2019 (Dissolved in 2022)
ALTN Ownership		Netherlands
Country of Operation		100% (via Altam)
Zonnepark Rilland B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	20 December 2019	December 20, 2019
ALTN Ownership	Netherlands	Netherlands
Country of Operation	Solis Bond Company DAC	100% (via Solis)
AEN 02 B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		July 2020 (Dissolved in 2021)
ALTN Ownership		Netherlands
Country of Operation		100% (via Altam)
Unisun Energy Holding B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	28 May 2020	April 2021
ALTN Ownership	Netherlands	Netherlands
Country of Operation	Alternus Energy Group Plc	60%* (via AEG)
Unisun Energy B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	Netherlands	Netherlands
Country of Operation	Unisun Energy Holding B.V.	60%* (via AEG)
UPER Energy Europe B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Services Company	Services Company
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	Netherlands	Netherlands
Country of Operation	Unisun Energy Holding B.V.	100% (via Unisun Energy Holding B.V.)
Unisun Energy Poland Investment B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	Netherlands	Netherlands
Country of Operation	Unisun Energy Holding B.V.	100% (via Unisun Energy Holding B.V.)
Blue Sky Energy I B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	Netherlands	Netherlands
Country of Operation	AEG JD 02 Limited	100% (via AEG JD 02 Limited)
Altnor AS [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		Holding Company
Date Acquired / Established		August 2021 (Dissolved in November 2022)
ALTN Ownership		Norway
Country of Operation		100% (via AEG)
Solarpark Samas Sp. Z.O.O [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		May 2021
ALTN Ownership		Poland
Country of Operation		100% (via Solis)
Elektrownia PV Komorowo Sp. Z.O.O [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		December 2021
ALTN Ownership		Poland
Country of Operation		100% (via Solis)
PV Zachod Sp. Z.O.O [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		December 2021
ALTN Ownership		Poland
Country of Operation		100% (via Solis)
Alt POL HC 01 Sp. z.o.o [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		March 2022
ALTN Ownership		Poland
Country of Operation		100% (via AEG JD 01 Limited)
Uper Energy Poland SP.z.o.o [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		August 2022
ALTN Ownership		Poland
Country of Operation		100% (via Uper Energy Europe B.V.)
RA01 Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 March 2022	March 2022
ALTN Ownership	Poland	Poland
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Gardno PV Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		March 2022
ALTN Ownership		Poland
Country of Operation		100% (via Solis)
Gardno2 PV Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity		SPV
Date Acquired / Established		March 2022
ALTN Ownership		Poland
Country of Operation		100% (via Solis)
Power Clouds S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	March 31, 2015
ALTN Ownership	Romania	Romania
Country of Operation	Solis Bond Company DAC	100% (via Solis)
F.R.A.N. Energy Investment S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	March 31, 2015
ALTN Ownership	Romania	Romania
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Lucas EST S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	March 2021
ALTN Ownership	Romania	Romania
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Ecosfer Energy S.R.L.. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	March 2021
ALTN Ownership	Romania	Romania
Country of Operation	Solis Bond Company DAC	100% (via Solis)
LJG Green Source Energy Beta S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	29 July 2021	May 2021
ALTN Ownership	Romania	Romania
Country of Operation	Solis Bond Company DAC	100% (via Solis)
Uper Energy Romania S.R.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	28 February 2022	February 2022
ALTN Ownership	Romania	Romania
Country of Operation	Uper Energy Europe B.V.	100% (via Uper Energy Europe B.V.)
Alternus Iberia S.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	4 August 2021	August 2021
ALTN Ownership	Spain	Spain
Country of Operation	AEG MH 02 Limited	100% (via PC03)
Alt Spain Holdco, S.L.U. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	Acquired 14 July 2022 (Est. 31 July 2023)	July 2022
ALTN Ownership	Spain	Spain
Country of Operation	AEG MH 02 Limited	100% (via Altnua Limited)
Alt Spain 02, S.L.U [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	14 July 2022	July 2022
ALTN Ownership	Spain	Spain
Country of Operation	Alt Spain Holdco, S.L.U.	100% (via Alt Spain HoldCo, S.L.U.
Alt Spain 03, S.L.U. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 May 2022	May 2022
ALTN Ownership	Spain	Spain
Country of Operation	Alt Spain Holdco S.L.	100% (via Alt Spain HoldCo, S.L.U.)
Alt Spain 04, S.L.U. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	May 2022	May 2022
ALTN Ownership	Spain	Spain
Country of Operation	Alt Spain Holdco, S.L.U.	100% (via Alt Spain HoldCo, S.L.U.)
Altam Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	1 October 2020	October 2020
ALTN Ownership	USA	USA
Country of Operation	Alternus Energy Group Plc	100% (via AEG)
Alternus Energy Americas Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 May 2021	May 2021
ALTN Ownership	USA	USA
Country of Operation	Alternus Energy Group Pl	100% (via AEG)
Alt US 01 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	6 December 2021	December 2021
ALTN Ownership	USA	USA
Country of Operation	Alternus Energy Americas Inc.	100% (via Alternus Energy Americas Inc)
Alt US 02 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	March 2022
ALTN Ownership	USA	USA
Country of Operation	Alternus Energy Americas Inc.	100% (via AEA)
Alt US 03 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	LLC	SPV
Date Acquired / Established	Acquired 15 December 2020 (Est. 30 March 2023)	May 2022
ALTN Ownership	USA	USA
Country of Operation	ALT US 03 LLC	100% (via AEA)
Alt US 04 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	14 September 2022 (Est. 31 July 2023)	September 2022
ALTN Ownership	USA	USA
Country of Operation	Alternus Energy Americas Inc.	100% (via AEA)
LightWave Renewables, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	Acquired 29 June 2022 (Est. 17 December 2020)	June 2022
ALTN Ownership	USA	USA
Country of Operation	ALT US 02 LLC	100% (via ALT US 02 LLC)
ALT GR 01 [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	5 October 2022	October 2022
ALTN Ownership	Greece	Greece
Country of Operation	Alternus Lux 01 S.a.r.l.	100% (via Alternus LUX 01 S.a.r.l.)
Alternus LUX 01 S.a.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	5 October 2022	October 2022
ALTN Ownership	Luxembourg	Luxembourg
Country of Operation	Alternus Energy Group Plc	100% (via AEG)